Property Plant and Equipment Net - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Total cost of Assets held under capital finance leases		$ 825,000
Related accumulated depreciation		$ 518,000